UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

Check here if Amendment [ ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          S & E Partners, L.P.
Address:       660 Madison Avenue, 20th Floor
               New York, NY 10021

Form 13F File Number: 28-04327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Craig Effron and Curtis Schenker
Title:         Principals
Phone:         212-355-5600

Signature, Place, and Date of Signing:

/s/ Craig Effron                New York, NY                     11/12/04
-----------------               -------------                   ---------

/s/ Curtis Schenker             New York, NY                     11/12/04
-------------------             -------------                   ---------
  [Signature]                   [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         103
Form 13F Information Table Value Total:         $465,372
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28-04329                       Scoggin LLC






                                     Title of               Value    SHRS or  SH/   Put/ Investment   Other        Voting Authority
           Name of Issuer             Class     Cusip      (x1000)   PRN AMT  PRN   Call Discretion  Managers    Sole   Shared  None

Altria Group Inc.                    common   02209S103    18,816    400,000   SH   Call     Sole               400,000
Altria Group Inc.                    common   02209S103    25,691    546,150   SH   Call   Defined       01     546,150
Amr Corporation                      common   001765106     1,100    150,000   SH            Sole               150,000
Amr Corporation                      common   001765106     1,393    190,000   SH          Defined       01     190,000
Amr Corporation                      common   001765106     1,100    150,000   SH   Call     Sole               150,000
Amr Corporation                      common   001765106     1,429    195,000   SH   Call   Defined       01     195,000
Aquila, Inc.                         common   03840P102       780    250,000   SH            Sole               250,000
Aquila, Inc.                         common   03840P102       780    250,000   SH          Defined       01     250,000
Arbor Realty Trust Inc.              common   038923108     2,220    100,000   SH            Sole               100,000
Arbor Realty Trust Inc.              common   038923108     2,886    130,000   SH          Defined       01     130,000
Ashland Inc.                         common   044204105     2,804     50,000   SH   Call     Sole                50,000
Ashland Inc                          common   044204105     3,645     65,000   SH   Call   Defined       01      65,000
BankAmerica Corp                     common   060505104     4,812    111,060   SH            Sole               111,060
BankAmerica Corp                     common   060505104       433     10,000   SH   Call   Defined       01      10,000
Block Buster                         common   093679108       569     75,000   SH            Sole                75,000
Block Buster                         common   093679108       775    102,100   SH          Defined       01     102,100
Cablevision Sys. Corp                common   12686C109     2,535    125,000   SH            Sole               125,000
Cablevision Sys. Corp                common   12686c109     3,216    158,600   SH          Defined       01     158,600
Cheniere Energy Inc                  common   16411R208     3,952    200,000   SH            Sole               200,000
Cheniere Energy Inc                  common   16411R208     5,138    260,000   SH          Defined       01     260,000
Ciena Corp                           common   171779101     1,407    710,400   SH            Sole               710,400
Citigroup Inc.                       common   172967101     4,412    100,000   SH   Call     Sole               100,000
Citigroup Inc.                       common   172967101     5,736    130,000   SH   Call   Defined       01     130,000
Citizens Utilties Company            common   17453B101     5,356    400,000   SH            Sole               400,000
Citizens Utilties Company            common   17453B101     6,963    520,000   SH          Defined       01     520,000
Cox Communications, Inc.             common   224044107     8,283    250,000   SH            Sole               250,000
Cox Communications, Inc.             common   224044107    10,767    325,000   SH          Defined       01     325,000
Cox Communications, Inc.             common   224044107     1,657     50,000   SH   Put      Sole                50,000
Cox Communications, Inc.             common   224044107     2,153     65,000   SH   Put    Defined       01      65,000
DPL Inc                              common   233293109     1,029     50,000   SH            Sole                50,000
DPL Inc                              common   233293109     1,358     66,000   SH          Defined       01      66,000
eSPEED Inc.                          common   296643109       983    100,000   SH            Sole               100,000
eSPEED Inc.                          common   296643109     1,284    130,000   SH          Defined       01     130,000
Finova Group                         common   317928109        25    207,250   SH            Sole               207,250
Finova Group                         common   317928109        31    260,750   SH          Defined       01     260,750
Footlocker, Inc                      common   344849104     3,555    150,000   SH            Sole               150,000
Footlocker, Inc                      common   344849104     4,740    200,000   SH          Defined       01     200,000
Freescale Semiconductor              common   35687M107    13,585    950,000   SH            Sole               950,000
Freescale Semiconductor              common   35687M107    18,340  1,282,500   SH          Defined       01   1,282,500
GenCorp Inc                          common   368682100     5,239    386,650   SH            Sole               386,650
GenCorp Inc                          common   368682100     6,959    513,550   SH          Defined       01     513,550
Highland Hospitality Corp            common   430141101     2,280    200,000   SH            Sole               200,000
Highland Hospitality Corp            common   430141101     2,907    255,000   SH          Defined       01     255,000
Hospira, Inc.                        common   441060100     9,792    320,000   SH            Sole               320,000
Hospira, Inc.                        common   441060100    13,681    447,100   SH          Defined       01     447,100
Hospira, Inc.                        common   441060100     3,825    125,000   SH   Call     Sole               125,000
Hospira, Inc.                        common   441060100     4,973    162,500   SH   Call   Defined       01     162,500
Hudson Highland Group                common   443792106     6,480    222,000   SH            Sole               222,000
Hudson Highland Group                common   443792106     7,353    251,900   SH          Defined       01     251,900
King Pharmaceuticals, Inc            common   495582108       597     50,000   SH            Sole                50,000
King Pharmaceuticals, Inc            common   495582108       776     65,000   SH          Defined       01      65,000
Knight Trading Group, Inc.           common   499063105     1,385    150,000   SH            Sole               150,000
Knight Trading Group, Inc.           common   499063105     1,800    195,000   SH          Defined       01     195,000




Liberty Media Corporation            common   530718105     7,063    810,000   SH            Sole               810,000
Liberty Media Corporation            common   530718105     9,984  1,145,000   SH          Defined       01   1,145,000
McDermott Intl Inc                   common   580037109     1,180    100,000   SH            Sole               100,000
McDermott Intl Inc                   common   580037109     1,534    130,000   SH          Defined       01     130,000
McLeod USA Inc Cl A                  common   582266706         -     13,513   SH            Sole                13,513
Mitsubihi Tokyo                      common   606816106     1,668    200,000   SH            Sole               200,000
Mitsubihi Tokyo                      common   606816106     3,361    403,000   SH          Defined       01     403,000
Neiman Marcus Group, Inc - Class B   common   640204301     3,714     69,750   SH            Sole                69,750
Neiman Marcus Group, Inc - Class B   common   640204301     5,216     97,950   SH          Defined       01      97,950
NRG Energy, Inc.                     common   629377508     1,886     70,000   SH            Sole                70,000
NRG Energy, Inc.                     common   629377508     2,182     81,000   SH          Defined       01      81,000
NTL Inc                              common   62940M104     6,207    100,000   SH            Sole               100,000
NTL Inc                              common   62940M104     8,069    130,000   SH          Defined       01     130,000
PeopleSoft, Inc.                     common   712713106     4,960    249,899   SH            Sole               249,899
PeopleSoft, Inc.                     common   712713106     3,871    195,000   SH          Defined       01     195,000
PeopleSoft, Inc.                     common   712713106     2,978    150,000   SH   Put      Sole               150,000
PeopleSoft, Inc.                     common   712713106     3,871    195,000   SH   Put    Defined       01     195,000
Pepsico Inc                          common   713448108    10,946    225,000   SH            Sole               225,000
Pepsico Inc                          common   713448108    14,595    300,000   SH          Defined       01     300,000
Pfizer Inc                           common   717081103    25,871    845,460   SH            Sole               845,460
PG & E Holdings                      common   69331C108     9,120    300,000   SH            Sole               300,000
PG & E Holdings                      common   69331C108    12,616    415,000   SH          Defined       01     415,000
Presstek Inc                         common   741113104     1,209    125,000   SH            Sole               125,000
Presstek Inc                         common   741113104     1,595    164,900   SH          Defined       01     164,900
Quality Distribution Inc             common   74756M102     1,578    258,200   SH            Sole               258,200
Quality Distribution Inc             common   74756M102     2,055    336,300   SH          Defined       01     336,300
Revlon Inc cl A                      common   761525500     2,520  1,000,000   SH            Sole             1,000,000
Revlon Inc cl A                      common   761525500     3,855  1,529,600   SH          Defined       01   1,529,600
SCO Group, Inc                       common   78403A106       384    100,000   SH            Sole               100,000
SCO Group, Inc                       common   78403A106       499    130,000   SH          Defined       01     130,000
Southern Union Company               common   844030106     6,150    300,000   SH            Sole               300,000
Southern Union Company               common   844030106     7,989    389,700   SH          Defined       01     389,700
Southern Union Company               common   844030106     1,435     70,000   SH   Call     Sole                70,000
Southern Union Company               common   844030106     1,753     85,500   SH   Call   Defined       01      85,500
Telewest Global Inc                  common   87956T107     3,486    300,000   SH            Sole               300,000
Telewest Global Inc                  common   87956T107     4,532    390,000   SH          Defined       01     390,000
Tessera Technologies Inc             common   88164L100     1,105     50,000   SH            Sole                50,000
Tessera Technologies Inc             common   88164L100     1,437     65,000   SH          Defined       01      65,000
Tessera Technologies Inc.            common   88164L100     1,658     75,000   SH   Put      Sole                75,000
Tessera Technologies Inc             common   88164L100     2,100     95,000   SH   Put    Defined       01      95,000
Texas Genco  Holdings Inc.           common   882443104     3,499     75,000   SH            Sole                75,000
Texas Genco  Holdings Inc.           common   882443104     4,782    102,500   SH          Defined       01     102,500
Time Warner Inc                      common   887317105     1,614    100,000   SH   Call     Sole               100,000
Time Warner Inc                      common   887317105     2,098    130,000   SH   Call   Defined       01     130,000
TV Azteca ADR's                      common   901145102     5,819    575,000   SH            Sole               575,000
TV Azteca ADR's                      common   901145102     7,995    790,000   SH          Defined       01     790,000
Univision Communications             common   914906102     1,100     34,800   SH            Sole                34,800
Wet Seal Inc                         common   961840105     1,660  1,000,000   SH            Sole             1,000,000
Wet Seal Inc                         common   961840105     2,656  1,600,000   SH          Defined       01   1,600,000
Yahoo Inc                            common   984332106     4,137    122,000   SH            Sole               122,000

Total = 103                                               465,372

